INVESTMENTS IN ASSOCIATES - Summarised balance sheet (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) item	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Summarised balance sheet
Non-current assets	$ 5,957	$ 6,110
Current assets	4,030	3,856
Non-current liabilities	(2,499)	(2,992)
Current liabilities	(2,271)	(1,715)
Net equity attributable to owners	5,217	5,259	$ 5,568	$ 5,279
Group's carrying amount of investment	16	$ 46
Percentage of associate held		28.30%
Associates [member]
Summarised balance sheet
Impairment loss		$ (109)
Group's carrying amount of investment	16	46
Bioventus LLC
Summarised balance sheet
Non-current assets	562	1,128
Current assets	249	271
Non-current liabilities	(424)	(730)
Current liabilities	(160)	(288)
Net assets	227	381
Net equity attributable to owners	227	381
Group's share of net assets	64	108
Group adjustments	(48)	47
Impairment loss		(109)
Group's carrying amount of investment	$ 16	$ 46
Percentage of associate held	27.96%	28.30%
Cash distribution received	$ 0	$ 1
Accumulated impairment losses included in group adjustments	109
Other associates
Summarised balance sheet
Group's carrying amount of investment	$ 0	$ 0
Number of associates | item	2	2